Related parties - narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 0	$ 0	$ 0
Equinor ASA [member]
Disclosure of transactions between related parties [line items]
Ownership interests held by shareholder	67.00%
Equinor ASA [member] | Lease liabilities [member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 311
Related Party Lease Contract Term	The lease contracts extend to the years 2034 and 2037
Equinor ASA [member] | Gassco AS [member]
Disclosure of transactions between related parties [line items]
Settlement of liabilities by entity on behalf of related party, related party transactions	$ 1,203	1,396	1,351
Norwegian State [member] | Oil and gas assets [member]
Disclosure of transactions between related parties [line items]
Purchases of of goods with related party	5,108	7,505	8,604
Norwegian State [member] | Tjeldbergodden [member]
Disclosure of transactions between related parties [line items]
Purchases of of goods with related party	$ 18	$ 36	$ 49
Folketrygdfondet [member]
Disclosure of transactions between related parties [line items]
Ownership interests held by shareholder	3.60%